Derivative and Weather Related Instruments (Tables)	12 Months Ended
Sep. 30, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Absolute Notional Amounts of Open Positions on Derivative Instruments
At September 30, 2015 and 2014, respectively, the absolute notional amounts of our derivatives are as follows:

Absolute Notional Amounts
of Open Positions on Derivative Instruments
Derivative transactions	WGL Holdings	Washington Gas
September 30, 2015	Notional Amounts
Natural Gas (In millions of therms)
Asset Optimization	20,829.2	13,316.7
Retail sales	52.2	—
Other risk-management activities	1,811.7	1,381.8
Electricity (In millions of kWhs)
Retail sales	4,292.7	—
Other risk-management activities	19,965.7	—
Interest Rate Swaps (In millions of dollars)	$125.0	$—
September 30, 2014
Natural Gas (In millions of therms)
Asset Optimization	20,593.3	13,740.9
Retail sales	44.7	—
Other risk-management activities	1,641.3	1,398.2
Electricity (In millions of kWhs)
Retail sales	3,831.4	—
Other risk-management activities	16,734.1	—
Warrants (In millions of shares)	4.6	—
Interest Rate Swaps (In millions of dollars)	$150.0	$—

Balance Sheet Classification of Derivative Instruments
The following tables present the balance sheet classification for all derivative instruments as of September 30, 2015 and 2014.

WGL Holdings, Inc. Balance Sheet Classification of Derivative Instruments
(In millions)	Derivative Instruments Not Designated as Hedging Instruments		Derivative Instruments Designated as Hedging Instruments
As of September 30, 2015	Gross Derivative Assets	Gross Derivative Liabilities	Gross Derivative Assets	Gross Derivative Liabilities	Netting of Collateral	Total(a)
Current Assets—Derivatives	$29.7	$(6.8)	$—	$—	$—	$22.9
Deferred Charges and Other Assets—Derivatives	32.3	(0.2)	—	—	—	32.1
Current Liabilities—Derivatives	9.8	(76.2)	—	—	2.9	(63.5)
Deferred Credits—Derivatives	2.7	(328.9)	—	(3.4)	7.3	(322.3)
Total	$74.5	$(412.1)	$—	$(3.4)	$10.2	$(330.8)
As of September 30, 2014
Current Assets—Derivatives	$20.8	$(2.5)	$—	$—	$—	$18.3
Deferred Charges and Other Assets—Derivatives	18.7	—	—	—	—	18.7
Current Liabilities—Derivatives	15.4	(70.3)	—	(1.7)	8.0	(48.6)
Deferred Credits—Derivatives	17.7	(316.4)	—	—	4.0	(294.7)
Total	$72.6	$(389.2)	$—	$(1.7)	$12.0	$(306.3)

Washington Gas Light Company Balance Sheet Classification of Derivative Instruments(b)
(In millions)
As of September 30, 2015	Gross Derivative Assets	Gross Derivative Liabilities	Netting of Collateral	Total(a)
Current Assets—Derivatives	$5.2	$(0.6)	$—	$4.6
Deferred Charges and Other Assets—Derivatives	13.3	(0.1)	—	13.2
Current Liabilities—Derivatives	1.9	(35.8)	—	(33.9)
Deferred Credits—Derivatives	—	(269.7)	—	(269.7)
Total	$20.4	$(306.2)	$—	$(285.8)
As of September 30, 2014
Current Assets—Derivatives	$3.9	$—	$—	$3.9
Deferred Charges and Other Assets—Derivatives	9.5	—	—	9.5
Current Liabilities—Derivatives	8.6	(43.2)	0.7	(33.9)
Deferred Credits—Derivatives	4.2	(265.2)	0.2	(260.8)
Total	$26.2	$(308.4)	$0.9	$(281.3)
(a) WGL has elected to offset the fair value of recognized derivative instruments against the right to reclaim or the obligation to return collateral for derivative instruments executed under the same master netting arrangement in accordance with ASC 815. All recognized derivative contracts and associated financial collateral subject to a master netting arrangement or similar that is eligible for offset under ASC 815 have been presented net in the balance sheet.
(b) Washington Gas did not have any derivative instruments outstanding that were designated as hedging instruments at September 30, 2015 or 2014.

Gains and (Losses) on Derivative Instruments
The following tables present all gains and losses associated with derivative instruments for the years ended September 30, 2015, 2014 and 2013.

Gains and Losses on Derivative Instruments
(In millions)	WGL Holdings, Inc.			Washington Gas
Fiscal Year Ended September 30,	2015	2014	2013	2015	2014	2013
Recorded to income
Operating revenues—non-utility	$71.3	$(47.9)	$(9.9)	$—	$—	$—
Utility cost of gas	(14.5)	(87.3)	(45.9)	(14.5)	(87.3)	(45.9)
Non-utility cost of energy-related sales	(43.7)	36.2	(2.4)	—	—	—
Other income-net	—	(1.1)	0.2	—	—	—
Interest expense(a)	(0.6)	(0.2)	—	—	—	—
Recorded to regulatory assets
Gas costs	(18.4)	(143.3)	(115.1)	(18.4)	(143.3)	(115.1)
Other	—	0.2	—	—	0.2	—
Recorded to other comprehensive income(b)	(11.3)	(1.5)	—	—	—	—
Total	$(17.2)	$(244.9)	$(173.1)	$(32.9)	$(230.4)	$(161.0)
(a) Fiscal year 2015 represents $(0.4) million of net ineffectiveness for our cash flow hedges and $(0.2) million of amortization of amounts previously recorded to Accumulated Other Comprehensive Income. Fiscal year 2014 amounts represent hedge ineffectiveness.
(b) Fiscal year 2015 represents the effective portion of our cash flow hedges of $(11.5) million less $(0.2) million of amortization that was reclassified to interest expense. Fiscal year 2014 amounts represent hedge effectiveness.

Potential Collateral Requirements for Derivative Liabilities with Credit-risk-Contingent Features
The following table shows the aggregate fair value of all derivative instruments with credit-related contingent features that are in a liability position, as well as the maximum amount of collateral that would be required if the most intrusive credit-risk-related contingent features underlying these agreements were triggered on September 30, 2015 and 2014, respectively.

Potential Collateral Requirements for Derivative Liabilities with Credit-Risk-Contingent Features
(In millions)	WGL Holdings, Inc.	Washington Gas
September 30, 2015
Derivative liabilities with credit-risk-contingent features	$61.7	$18.9
Maximum potential collateral requirements	54.6	18.8
September 30, 2014
Derivative liabilities with credit-risk-contingent features	$28.8	$20.6
Maximum potential collateral requirements	16.5	16.1